Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
Note 6 – Intangible Assets

Intangible assets consist of the following:

	Capitalized Software	Website Domain	Total
Gross value at March 31, 2014	$1,460,994	$67,752	$1,528,746
Accumulated amortization at March 31, 2014	(632,521)	(67,752)	(700,273)
Net value at March 31, 2014	$828,473	$-	$828,473

Gross value at December 31, 2013	$1,317,976	$67,752	$1,385,728
Accumulated amortization at December 31, 2013	(511,012)	(67,752)	(578,764)
Net value at December 31, 2013	$806,964	$-	$806,964

Our intangible assets are amortized on a straight-line basis over their estimated useful lives of two to three years. Amortization expense amounted to $121,509 and $67,785 for the three months ended March 31, 2014 and 2013, respectively.

Future annual estimated amortization expense is summarized as follows:

Years ending December 31,
2014 (remaining nine months)	$396,278
2015	335,705
2016	90,119
2017	6,371
$828,473

Note 8 – Intangible Assets

Intangible assets consist of the following:

	Capitalized Software	Website Domain	Total
Gross value at December 31, 2013	$1,317,976	$67,752	$1,385,728
Accumulated amortization at December 31, 2013	(511,012)	(67,752)	(578,764)
Net value at December 31, 2013	$806,964	$-	$806,964

Gross value at December 31, 2012	$777,034	$67,752	$844,786
Accumulated amortization at December 31, 2012	(155,103)	(65,530)	(220,633)
Net value at December 31, 2012	$621,931	$2,222	$624,153

Our intangible assets are amortized on a straight-line basis over their estimated useful lives of two to three years. Amortization expense amounted to $358,131 and $158,034 for the years ended December 31, 2013 and 2012, respectively.

Future annual estimated amortization expense is summarized as follows:

Years ending December 31,
2014	$452,223
2015	301,681
2016	53,060
$806,964